Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	₩ 281,876	₩ 203,030
Increase (Transfer)	66,603	103,946
Usage	(56,885)	(17,963)
Reversal	(37,432)	(7,137)
Ending balance	254,162	281,876
Current	175,612	117,881
Non-current	78,550	163,995
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	58,760	18,306
Increase (Transfer)	42,684	44,593
Usage	(35,640)	(3,002)
Reversal	(1,563)	(1,137)
Ending balance	64,241	58,760
Current	64,241	14,513
Non-current	0	44,247
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	118,828	100,216
Increase (Transfer)	6,591	25,975
Usage	(5,394)	(3,181)
Reversal	(6,736)	(4,182)
Ending balance	113,289	118,828
Current	37,906	1,736
Non-current	75,383	117,092
Others [member]
Disclosure of other provisions [line items]
Beginning balance	104,288	84,508
Increase (Transfer)	17,328	33,378
Usage	(15,851)	(11,780)
Reversal	(29,133)	(1,818)
Ending balance	76,632	104,288
Current	73,465	101,632
Non-current	₩ 3,167	₩ 2,656